Investments in Affiliated Companies - Additional Information (Detail) ¥ in Millions, $ in Millions				12 Months Ended
		Sep. 17, 2013 JPY (¥) shares	Feb. 25, 2013 JPY (¥) shares	Mar. 31, 2015 JPY (¥) Entity	Mar. 31, 2014 JPY (¥) Entity	Mar. 31, 2013 JPY (¥)	Jun. 29, 2012 USD ($)
Schedule of Equity Method Investments [Line Items]
Gain on sale of subsidiary stock	[1]			¥ (1,716)	¥ 7,753	¥ 10,399
Number of affiliated companies accounted for under the equity method | Entity				98	107
Dividends received from affiliated companies				¥ 6,149	¥ 2,840	2,360
M3, Inc.
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest				39.38%
Number of shares sold | shares		155,000	95,000
Number of shares held | shares			886,908
Cash consideration from sale shares		¥ 37,799	¥ 14,236
Gain on sale of subsidiary stock					¥ 12,793	122,160
Remeasurement to fair value						¥ 117,216
Percentage of shares issued and outstanding		9.75%				49.80%
Net asset carrying value of subsidiary company				¥ 88,559
Estimated useful life				10 years
Carrying value of investment				¥ 106,377
Fair value of investment				¥ 324,950
EMI Music Publishing
Schedule of Equity Method Investments [Line Items]
Business acquisition total consideration | $							$ 2,200
DH Publishing, L.P.
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest							39.80%
Business acquisition initial investment | $							$ 320
Nile Acquisition LLC
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest							74.90%
Minimum
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest				20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest				50.00%	50.00%	50.00%
SFI Leasing Company, Limited
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest				34.00%
Partnership Interest | Minimum
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest				3.00%
Partnership Interest | Maximum
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest				5.00%

[1]	Refer to Note 25.